Inventories (Tables)	6 Months Ended
Mar. 31, 2024
Inventories [Abstract]
Schedule of Inventories	Inventories as of March 31, 2024 and September 30, 2023 consisted of the following:
	March 31,	September 30,
	2024	2023
	(Unaudited)
Raw materials	$7,622,283	$9,016,981
Work in process	904	-
Finished goods	5,079,193	5,133,030
Goods in transit	159,493	1,714,861
Inventory provision	(1,739,721)	(1,445,947)
Total inventories, net	$11,122,152	$14,418,925